Risk Management - Summary of Fair Value Measurement of Financial Instruments (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 452,234	₩ 432,751
Level 1
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	0	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	452,234	432,751
Level 3
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 0	₩ 0